Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
October 31, 2025
FVD-NPRT1-1225
1.809083.122
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 2.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	233,033	11,843,137
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	554,308	17,748,942
Imperial Oil Ltd (United States)	265,564	23,425,401
Parex Resources Inc (a)	671,793	8,592,896
		49,767,239
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States)	339,325	18,476,246
TOTAL CANADA		80,086,622
FRANCE - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	25,463	17,997,839
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	7,600	8,050,148
NXP Semiconductors NV	50,900	10,644,208

TOTAL NETHERLANDS		18,694,356
UNITED KINGDOM - 3.3%
Consumer Staples - 0.6%
Beverages - 0.4%
Diageo PLC	655,071	15,067,783
Tobacco - 0.2%
British American Tobacco PLC ADR	130,000	6,654,699
TOTAL CONSUMER STAPLES		21,722,482

Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC ADR	623,220	51,353,328
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC	2,633,427	39,485,901
TOTAL UNITED KINGDOM		112,561,711
UNITED STATES - 91.8%
Communication Services - 8.0%
Entertainment - 1.3%
Walt Disney Co/The	389,366	43,850,399
Interactive Media & Services - 6.1%
Alphabet Inc Class A	482,470	135,665,739
Alphabet Inc Class C	169,396	47,739,181
Meta Platforms Inc Class A	31,813	20,625,959
		204,030,879
Media - 0.6%
Comcast Corp Class A	813,773	22,651,371
TOTAL COMMUNICATION SERVICES		270,532,649

Consumer Discretionary - 7.5%
Broadline Retail - 2.5%
Amazon.com Inc (b)	350,999	85,720,976
Diversified Consumer Services - 0.9%
H&R Block Inc	614,771	30,578,710
Household Durables - 1.0%
Lennar Corp Class A	60,360	7,470,757
Mohawk Industries Inc (b)	89,631	10,185,667
Taylor Morrison Home Corp (b)	53,099	3,147,178
Toll Brothers Inc	40,071	5,407,581
TopBuild Corp (b)	15,599	6,590,266
		32,801,449
Specialty Retail - 2.8%
Lowe's Cos Inc	110,415	26,293,124
Murphy USA Inc	21,244	7,609,600
Ross Stores Inc	210,117	33,391,794
Ulta Beauty Inc (b)	49,069	25,509,992
		92,804,510
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica Inc (b)	61,589	10,503,387
TOTAL CONSUMER DISCRETIONARY		252,409,032

Consumer Staples - 8.1%
Beverages - 1.8%
Brown-Forman Corp Class B (a)	622,092	16,939,565
Keurig Dr Pepper Inc	1,588,035	43,131,031
		60,070,596
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (b)	76,520	6,753,655
Kroger Co/The	448,931	28,565,480
Target Corp	174,064	16,139,214
US Foods Holding Corp (b)	369,091	26,803,388
		78,261,737
Food Products - 1.3%
McCormick & Co Inc/MD	245,600	15,757,696
Mondelez International Inc	469,644	26,985,744
		42,743,440
Household Products - 2.2%
Colgate-Palmolive Co	297,300	22,906,965
Procter & Gamble Co/The	336,487	50,597,550
		73,504,515
Tobacco - 0.5%
Philip Morris International Inc	131,300	18,950,529
TOTAL CONSUMER STAPLES		273,530,817

Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
ConocoPhillips	453,390	40,288,235
Exxon Mobil Corp	1,134,099	129,695,563
Shell PLC ADR	911,244	68,270,400
		238,254,198
Financials - 23.7%
Banks - 10.2%
Bank of America Corp	1,807,731	96,623,222
Cullen/Frost Bankers Inc	32,518	4,004,267
JPMorgan Chase & Co	167,741	52,187,580
M&T Bank Corp	225,291	41,424,256
PNC Financial Services Group Inc/The	274,116	50,039,876
US Bancorp	674,237	31,473,383
Wells Fargo & Co	754,702	65,636,433
		341,389,017
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	257,230	27,762,834
Blackrock Inc	21,302	23,066,019
Northern Trust Corp	360,643	46,403,935
State Street Corp	159,370	18,432,734
		115,665,522
Consumer Finance - 1.2%
Capital One Financial Corp	183,640	40,398,964
Financial Services - 2.0%
Berkshire Hathaway Inc Class B (b)	51,294	24,494,937
PayPal Holdings Inc (b)	281,294	19,485,235
Sycamore Partners LLC rights (b)(c)	5,855,570	3,103,452
Visa Inc Class A	61,292	20,884,636
		67,968,260
Insurance - 6.4%
Chubb Ltd	231,614	64,143,181
Fidelity National Financial Inc/US	146,500	8,092,660
Hartford Insurance Group Inc/The	187,117	23,236,189
Marsh & McLennan Cos Inc	179,300	31,942,295
Travelers Companies Inc/The	249,884	67,123,840
Willis Towers Watson PLC	63,001	19,725,613
		214,263,778
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	863,180	18,273,521
TOTAL FINANCIALS		797,959,062

Health Care - 8.4%
Biotechnology - 1.1%
Gilead Sciences Inc	299,538	35,881,657
Health Care Providers & Services - 2.4%
Cigna Group/The	226,147	55,272,588
CVS Health Corp	327,505	25,594,516
		80,867,104
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc	89,273	50,652,607
Pharmaceuticals - 3.4%
Elanco Animal Health Inc (b)	700,823	15,523,229
GSK PLC ADR (a)	1,103,860	51,726,881
Merck & Co Inc	559,431	48,099,877
		115,349,987
TOTAL HEALTH CARE		282,751,355

Industrials - 14.7%
Aerospace & Defense - 2.1%
L3Harris Technologies Inc	54,891	15,868,988
Lockheed Martin Corp	43,889	21,588,122
Northrop Grumman Corp	27,592	16,098,552
Textron Inc	216,580	17,501,830
		71,057,492
Air Freight & Logistics - 2.4%
CH Robinson Worldwide Inc	159,756	24,600,826
Expeditors International of Washington Inc	88,400	10,775,960
FedEx Corp	89,523	22,722,728
United Parcel Service Inc Class B	228,535	22,035,345
		80,134,859
Building Products - 0.0%
Builders FirstSource Inc (b)	38,189	4,436,416
Electrical Equipment - 1.0%
Emerson Electric Co	118,443	16,531,090
Regal Rexnord Corp	112,261	15,816,452
		32,347,542
Ground Transportation - 2.1%
CSX Corp	701,577	25,270,804
Knight-Swift Transportation Holdings Inc	321,379	14,500,620
Norfolk Southern Corp	82,878	23,485,968
Werner Enterprises Inc (a)	242,173	6,344,932
		69,602,324
Machinery - 4.8%
Allison Transmission Holdings Inc	223,844	18,478,322
Cummins Inc	40,344	17,657,762
Deere & Co	63,955	29,523,547
Dover Corp	105,989	19,232,764
Flowserve Corp	157,200	10,728,900
PACCAR Inc	108,000	10,627,200
Pentair PLC	302,941	32,217,775
Westinghouse Air Brake Technologies Corp	107,956	22,070,525
		160,536,795
Professional Services - 1.8%
ExlService Holdings Inc (b)	369,600	14,451,360
Leidos Holdings Inc	87,052	16,580,795
Maximus Inc	194,278	16,148,387
SS&C Technologies Holdings Inc	145,600	12,364,352
		59,544,894
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	76,722	19,065,417
TOTAL INDUSTRIALS		496,725,739

Information Technology - 8.8%
Communications Equipment - 2.1%
Cisco Systems Inc	971,153	71,000,996
IT Services - 2.5%
Accenture PLC Class A	111,700	27,936,171
Amdocs Ltd	303,055	25,535,414
Cognizant Technology Solutions Corp Class A	216,571	15,783,694
GoDaddy Inc Class A (b)	122,556	16,315,880
		85,571,159
Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology Inc	149,066	33,356,499
QUALCOMM Inc	134,166	24,270,629
		57,627,128
Software - 2.5%
Gen Digital Inc	1,437,355	37,888,678
Salesforce Inc	172,384	44,890,517
		82,779,195
TOTAL INFORMATION TECHNOLOGY		296,978,478

Materials - 3.7%
Chemicals - 1.5%
CF Industries Holdings Inc	195,787	16,307,099
Corteva Inc	349,500	21,473,281
Mosaic Co/The	438,623	12,040,201
		49,820,581
Construction Materials - 0.8%
CRH PLC	232,677	27,711,831
Containers & Packaging - 0.6%
Crown Holdings Inc	210,574	20,463,580
Metals & Mining - 0.8%
Newmont Corp	313,080	25,350,088
TOTAL MATERIALS		123,346,080

Real Estate - 0.3%
Specialized REITs - 0.3%
Lamar Advertising Co Class A	65,512	7,769,068
Outfront Media Inc	176,277	3,118,340
		10,887,408
Utilities - 1.5%
Electric Utilities - 1.2%
Eversource Energy	275,248	20,316,055
PG&E Corp	1,321,045	21,083,878
		41,399,933
Gas Utilities - 0.3%
UGI Corp	264,512	8,842,636
TOTAL UTILITIES		50,242,569

TOTAL UNITED STATES		3,093,617,387
TOTAL COMMON STOCKS (Cost $2,588,848,110)		3,322,957,915

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd (Cost $7,993,836)	230,670	13,621,418

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	23,718,524	23,723,268
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	64,956,464	64,962,960
TOTAL MONEY MARKET FUNDS (Cost $88,686,228)			88,686,228

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $2,685,528,174)	3,425,265,561
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(54,827,862)
NET ASSETS - 100.0%	3,370,437,699

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,517,268.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	65,177,818	234,249,064	275,703,261	426,106	(353)	-	23,723,268	23,718,524	0.0%
Fidelity Securities Lending Cash Central Fund	27,575,100	106,871,287	69,483,427	18,976	-	-	64,962,960	64,956,464	0.3%
Total	92,752,918	341,120,351	345,186,688	445,082	(353)	-	88,686,228

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.